Performance Management	Jul. 03, 2026
Boston Partners All-Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073. Performance information is not available for the R6 Class shares of the Fund since the R6 Class shares had not commenced operations prior to the date of this Prospectus. The performance for the R6 Class shares would differ only to the extent that the R6 Class shares have different expenses than the Institutional Class shares.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31 - Institutional Class
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	19.93%	(quarter ended December 31, 2020)
Worst Quarter:	-28.57%	(quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the six months ended June 30, 2026 was 12.45%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Narrative

The table shows how the average annual returns of the Institutional Class and Investor Class shares for 1 year, 5 year, and 10 year periods compare to the average annual total returns of a broad-based securities market index for the same periods. Performance information is not available for the R6 Class shares of the Fund since the R6 Class shares had not commenced operations prior to the date of this Prospectus. The performance for the R6 Class shares would differ only to the extent that the R6 Class shares have different expenses than the Institutional Class and Investor Class shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
Boston Partners All-Cap Value Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	12.45%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.93%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Boston Partners Global Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073. Performance information is not available for the R6 Class shares of the Fund since the R6 Class shares had not commenced operations prior to the date of this Prospectus. The performance for the R6 Class shares would differ only to the extent that the R6 Class shares have different expenses than the Institutional Class shares.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	21.81%	(quarter ended December 31, 2020)
Worst Quarter:	-29.53%	(quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the six months ended June 30, 2026 was 7.32%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Narrative

The table below compares the average annual total returns for the Fund’s Institutional Class, both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of broad-based securities market indices for the same periods. Performance information is not available for the R6 Class shares of the Fund since the R6 Class shares had not commenced operations prior to the date of this Prospectus. The performance for the R6 Class shares would differ only to the extent that the R6 Class shares have different expenses than the Institutional Class shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
Boston Partners Global Equity Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	7.32%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.81%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Boston Partners Long/Short Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31 - Institutional Class
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	13.76%	(quarter ended December 31, 2022)
Worst Quarter:	-19.48%	(quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the six months ended June 30, 2026 was 14.92%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Narrative

The table shows how the average annual returns of the Institutional Class and Investor Class shares for 1 year, 5 year, and 10 year periods compare to the average annual total returns of a broad-based securities market index for the same periods. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
Boston Partners Long/Short Equity Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	14.92%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.76%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Boston Partners Long/Short Research Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31 - Institutional Class
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	11.99%	(quarter ended December 31, 2020)
Worst Quarter:	-18.51%	(quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the six months ended June 30, 2026 was 6.34%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Narrative

The table shows how the average annual returns of the Institutional Class and Investor Class shares for 1 year, 5 year, and 10 year periods compare to the average annual total returns of a broad-based securities market index for the same periods.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
Boston Partners Long/Short Research Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.34%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.99%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Boston Partners Small Cap Value Fund II
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073. Performance information is not available for the R6 Class shares of the Fund since the R6 Class shares had not commenced operations prior to the date of this Prospectus. The performance for the R6 Class shares would differ only to the extent that the R6 Class shares have different expenses than the Institutional Class shares.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31- Institutional Class
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	29.93%	(quarter ended December 31, 2020)
Worst Quarter:	-38.98%	(quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the six months ended June 30, 2026 was 17.61%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Narrative

The table shows how the average annual returns of the Institutional Class and Investor Class shares for 1 year, 5 year, and 10 year periods compare to the average annual total returns of a broad-based securities market index for the same periods. Performance information is not available for the R6 Class shares of the Fund since the R6 Class shares had not commenced operations prior to the date of this Prospectus. The performance for the R6 Class shares would differ only to the extent that the R6 Class shares have different expenses than the Institutional Class shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
Boston Partners Small Cap Value Fund II | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	17.61%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.93%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(38.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
WPG Partners Select Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the performance of the Fund’s Institutional Class. The bar chart below shows you the performance of the Fund’s Institutional Class has varied year to year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you the performance of the Fund’s Institutional Class has varied year to year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	18.26%	(quarter ended December 31, 2022)
Worst Quarter:	-16.16%	(quarter ended June 30, 2022)

The Fund’s Institutional Class year-to-date total return for the six months ended June 30, 2026 was 33.71%.

Performance Table Heading	Average Annual Total Returns for the Period Ended December 31, 2025
Performance Table Narrative

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the one-year and since-inception periods to the average annual total returns of a broad-based securities market index for the same periods.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
WPG Partners Select Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	33.71%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.26%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.16%)
Lowest Quarterly Return, Date	Jun. 30, 2022
WPG Partners Small Cap Value Diversified Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	31.12%	(quarter ended December 31, 2020)
Worst Quarter:	-35.92%	(quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the six months ended June 30, 2026 was 23.15%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Narrative

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
WPG Partners Small Cap Value Diversified Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	23.15%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.12%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(35.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020